Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

April 29, 2016

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware Group Income Funds (the “Registrant”)
File Nos. 811-02071; 002-37707

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 95 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A, which was filed with the SEC on March 1, 2016 pursuant to Rule 485(a) under the 1933 Act for the purpose registering an R6 class of shares for the Registrant’s Delaware Extended Duration Bond Fund (the “Fund”); and (ii) updating financial and certain other information contained in the Fund’s prospectus and statement of additional information (“SAI”).

In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and SAI relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Delaware Investments
Bruce G. Leto